Other financial liabilities	12 Months Ended
Mar. 31, 2026
Other Financial Liabilities
Other financial liabilities	36 Other financial liabilities
	March 31,
	2025	2026
Current
Due to employees	93,924	67,082
Others	-	720
Total	93,924	67,802